SUPPLEMENT TO THE
FIDELITY TAX-FREE
BOND FUNDS'
PROSPECTUS
DATED FEBRUARY 19, 1995
   The following information
replaces similar  information
found in the Charter section
beginning on page 12.
David Murphy is manager
and Vice President of High
Yield Tax-Free, which he has
managed since October
1995. Mr. Murphy also
manages Spartan Municipal
Income, Limited Term
Municipals, Advisor Limited
Term Tax-Exempt: Class A,
and Advisor Limited Term
Tax-Exempt: Institutional
Class.  Previously, he
managed Spartan
Short-Intermediate Municipal,
Spartan Intermediate
Municipal, Spartan New
Jersey Municipal High Yield,
Spartan New York
Intermediate Municipal, and
Advisor Short-Intermediate
Tax-Exempt. Mr. Murphy
joined Fidelity in 1989.
Tanya  Roy is manager of
Aggressive Tax-Free, which
she has managed since
October 1995.  Ms. Roy also
manages Advisor High
Income Municipal and
Spartan Aggressive
Municipal.  Previously, she
managed Municipal Bond
and was a municipal bond
analyst.  Ms. Roy joined
Fidelity in 1989.
The following information
replaces similar  information
found on page 14.
AGGRESSIVE TAX-FREE seeks
high current income that is
free from federal income tax
by normally investing at least
65% of its total assets in
securities rated A or lower by
Moody's or S&P or, if
unrated, judged by FMR to
be of equivalent quality.
Since the fund can
emphasize lower-quality
securities, FMR's research
and analysis are an integral
part of choosing the fund's
investments. Although the
fund can invest in securities
of any maturity, it generally
invests in medium and
long-term bonds and
maintains a dollar-weighted
average maturity of 10 years
or longer. FMR normally
invests at least 80% of the
fund's assets in federally
tax-free municipal securities.
If you are subject to the
federal alternative minimum
tax, you should note that the
fund may invest up to 20% of
its assets in municipal
securities issued to finance
private activities. The interest
from these investments is a
tax- preference item for
purposes of the tax.


SUPPLEMENT TO THE
FIDELITY TAX-FREE
BOND FUNDS'
PROSPECTUS
DATED FEBRUARY 19, 1995
   The following information
replaces similar  information
found in the Charter section
beginning on page 12.
David Murphy is manager
and Vice President of High
Yield Tax-Free, which he has
managed since October
1995. Mr. Murphy also
manages Spartan Municipal
Income, Limited Term
Municipals, Advisor Limited
Term Tax-Exempt: Class A,
and Advisor Limited Term
Tax-Exempt: Institutional
Class.  Previously, he
managed Spartan
Short-Intermediate Municipal,
Spartan Intermediate
Municipal, Spartan New
Jersey Municipal High Yield,
Spartan New York
Intermediate Municipal, and
Advisor Short-Intermediate
Tax-Exempt. Mr. Murphy
joined Fidelity in 1989.
Tanya  Roy is manager of
Aggressive Tax-Free, which
she has managed since
October 1995.  Ms. Roy also
manages Advisor High
Income Municipal and
Spartan Aggressive
Municipal.  Previously, she
managed Municipal Bond
and was a municipal bond
analyst.  Ms. Roy joined
Fidelity in 1989.
The following information
replaces similar  information
found on page 14.
AGGRESSIVE TAX-FREE seeks
high current income that is
free from federal income tax
by normally investing at least
65% of its total assets in
securities rated A or lower by
Moody's or S&P or, if
unrated, judged by FMR to
be of equivalent quality.
Since the fund can
emphasize lower-quality
securities, FMR's research
and analysis are an integral
part of choosing the fund's
investments. Although the
fund can invest in securities
of any maturity, it generally
invests in medium and
long-term bonds and
maintains a dollar-weighted
average maturity of 10 years
or longer. FMR normally
invests at least 80% of the
fund's assets in federally
tax-free municipal securities.
If you are subject to the
federal alternative minimum
tax, you should note that the
fund may invest up to 20% of
its assets in municipal
securities issued to finance
private activities. The interest
from these investments is a
tax- preference item for
purposes of the tax.


MUB-95-2 October 1, 1995
MUB-95-2 October 1, 1995